Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	New Alternatives Fund
Entity Central Index Key	0000355767
Document Period End Date	Jun. 30, 2024
C000146229 [Member]
Shareholder Report [Line Items]
Fund Name	New Alternatives Fund
Class Name	Investor Shares
Trading Symbol	NAEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the New Alternatives Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.newalternativesfund.com. You can also request this information by contacting us at 800-423-8383 or 631-423-7373.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-423-8383631-423-7373
Additional Information Website	www.newalternativesfund.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
New Alternatives Fund (Investor Shares/NAEFX)	$65	1.29%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the six-month period ending June 30, 2024, the Fund’s no load Investor Shares returned -4.04%.
  For the quarter ending June 30, 2024, the Fund’s Investor Shares gained 2.01% from the end of the previous quarter ending March 31, 2024.
  During the six-month period ending June 30, 2024, the Fund added positions in Ameresco, Inc., an energy management company; and GE Vernova, Inc., a wind turbine and energy transmission systems manufacturer. The Fund also sold off its holdings of Orron Energy AB, a Swedish renewable energy developer.
What contributed to performance?
An easing of supply chain backups in materials production, along with implementation of funding from the Inflation Reduction Act (IRA) helped generate positive returns on the manufacturing sectors of the Fund’s portfolio. The Energy Conservation and Energy Management and Transportation areas of our holdings all experienced broader positive returns. The Fund also reduced many of its holdings in the underperforming sectors during the period from January 1, 2024 to June 30, 2024.
What detracted from performance?
Despite our reduction of underperforming companies, the Renewable Energy Power Producers and Utilities continued to comprise the largest part of the Fund’s portfolio, just under 60%. For the most part, these companies experienced continuing drops in their share prices. Uncertainty on whether and when the Federal Reserve would lower interest rates depressed the values of many of these companies. Broader energy markets continued to also be affected by the ongoing war in Ukraine and the armed struggle between Israel and the Palestinian territories.

Net Assets	$ 274,141,620
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 792,454
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Fund net assets	$274,141,620
Total number of portfolio holdings	47
Portfolio turnover rate	2%
Total advisory fees paid	$792,454

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	6.2%
Brookfield Renewable Corp., Class A (Canada)	5.7%
Iberdrola SA (Spain)	5.2%
Clearway Energy, Inc., Class A	5.0%
Veolia Environnement SA (France)	4.6%
Infratil Ltd. (New Zealand)	4.5%
Siemens AG (Germany)	4.4%
NextEra Energy Partners LP	4.4%
EDP Renovaveis SA (Spain/Portugal)	4.3%
Atlantica Sustainable Infrastructure PLC (United Kingdom)	4.0%
Sector Allocation
Geographical Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	6.2%
Brookfield Renewable Corp., Class A (Canada)	5.7%
Iberdrola SA (Spain)	5.2%
Clearway Energy, Inc., Class A	5.0%
Veolia Environnement SA (France)	4.6%
Infratil Ltd. (New Zealand)	4.5%
Siemens AG (Germany)	4.4%
NextEra Energy Partners LP	4.4%
EDP Renovaveis SA (Spain/Portugal)	4.3%
Atlantica Sustainable Infrastructure PLC (United Kingdom)	4.0%

C000013290 [Member]
Shareholder Report [Line Items]
Fund Name	New Alternatives Fund
Class Name	Class A Shares
Trading Symbol	NALFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the New Alternatives Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.newalternativesfund.com. You can also request this information by contacting us at 800-423-8383 or 631-423-7373.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-423-8383631-423-7373
Additional Information Website	www.newalternativesfund.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
New Alternatives Fund (Class A Shares/NALFX)	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the six-month period ending June 30, 2024, the Fund’s Class A Shares returned -3.93% with no load and -7.29% with the load.
  For the quarter ending June 30, 2024, the Fund’s Class A Shares gained 2.07% with no load and 2.00% with the load from the end of the previous quarter ending March 31, 2024.
  During the six-month period ending June 30, 2024, the Fund added positions in Ameresco, Inc., an energy management company; and GE Vernova, Inc., a wind turbine and energy transmission systems manufacturer. The Fund also sold off its holdings of Orron Energy AB, a Swedish renewable energy developer.
What contributed to performance?
An easing of supply chain backups in materials production, along with implementation of funding from the Inflation Reduction Act (IRA) helped generate positive returns on the manufacturing sectors of the Fund’s portfolio. The Energy Conservation and Energy Management and Transportation areas of our holdings all experienced broader positive returns. The Fund also reduced many of its holdings in the underperforming sectors during the period from January 1, 2024 to June 30, 2024.
What detracted from performance?
Despite our reduction of underperforming companies, the Renewable Energy Power Producers and Utilities continued to comprise the largest part of the Fund’s portfolio, just under 60%. For the most part, these companies experienced continuing drops in their share prices. Uncertainty on whether and when the Federal Reserve would lower interest rates depressed the values of many of these companies. Broader energy markets continued to also be affected by the ongoing war in Ukraine and the armed struggle between Israel and the Palestinian territories.

Net Assets	$ 274,141,620
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 792,454
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Fund net assets	$274,141,620
Total number of portfolio holdings	47
Portfolio turnover rate	2%
Total advisory fees paid	$792,454

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	6.2%
Brookfield Renewable Corp., Class A (Canada)	5.7%
Iberdrola SA (Spain)	5.2%
Clearway Energy, Inc., Class A	5.0%
Veolia Environnement SA (France)	4.6%
Infratil Ltd. (New Zealand)	4.5%
Siemens AG (Germany)	4.4%
NextEra Energy Partners LP	4.4%
EDP Renovaveis SA (Spain/Portugal)	4.3%
Atlantica Sustainable Infrastructure PLC (United Kingdom)	4.0%
Sector Allocation
Geographical Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	6.2%
Brookfield Renewable Corp., Class A (Canada)	5.7%
Iberdrola SA (Spain)	5.2%
Clearway Energy, Inc., Class A	5.0%
Veolia Environnement SA (France)	4.6%
Infratil Ltd. (New Zealand)	4.5%
Siemens AG (Germany)	4.4%
NextEra Energy Partners LP	4.4%
EDP Renovaveis SA (Spain/Portugal)	4.3%
Atlantica Sustainable Infrastructure PLC (United Kingdom)	4.0%